STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
STOCK-BASED COMPENSATION
Summary of stock based compensation expense

The following table summarizes the stock-based compensation expenses included in the unaudited condensed consolidated statement of operations and comprehensive loss (in thousands):

	For the three months ended July 31,		For the six months ended July 31,
	2016	2015	2016	2015
Research and development	$129	$39	$205	$125
Sales and marketing	98	83	182	207
General and administrative expenses	197	202	310	292

Total	$424	$324	$697	$624

        The following table summarizes the stock-based compensation expenses included in the Company's Statement of Operations and Comprehensive Loss for the periods ended (in thousands):

	Year ended January 31,	One month ended January 31,	Year ended December 31,
	2016	2015	2014
Research and development	$256	$27	228
Sales and marketing	443	40	147
General and administrative	515	32	818

Total	$1,214	$99	$1,193

Black-Scholes option pricing model fair value assumptions

	For the three months ended July 31,		For the six months ended July 31,
	2016	2015	2016	2015
Expected volatility	97.0% - 98.6%	82.6%	97.0% - 98.6%	82.6%
Expected term in years	6.5	6.0	6.5	6.0
Risk-free interest rate	1.14% - 1.28%	1.71%	1.14% - 1.28%	1.62% - 1.71%
Expected dividend yield	—	—	—	—

	Year ended January 31,	One month ended January 31,	Year ended December 31,
	2016	2015	2014
Expected volatility	81.3% - 82.6%	82.1%	82.2%
Expected term in years	6.0	6.0	6.0
Risk-free interest rate	1.57% - 2.26%	1.56%	1.74%
Expected dividend yield	—%	—%	—%